Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 183.3% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 13.8%

Advanced Drainage Systems, Inc. TBD% due 09/19/2026		$118	$119
Advanz Pharma Corp. 7.528% (LIBOR03M + 5.500%) due 09/06/2024 ~		25,546	24,173
Alphabet Holding Co., Inc. 5.544% (LIBOR03M + 3.500%) due 09/26/2024 ~		98	91
Altice France S.A. 6.028% (LIBOR03M + 4.000%) due 08/14/2026 ~		1,489	1,487
Ancestry.com Operations, Inc. 6.300% (LIBOR03M + 4.250%) due 08/27/2026 ~		100	99
API Group, Inc. TBD% due 10/01/2026 «		400	402
Avantor, Inc. 5.044% (LIBOR03M + 3.000%) due 11/21/2024 ~		141	142
CenturyLink, Inc. 4.794% (LIBOR03M + 2.750%) due 01/31/2025 ~		718	714
Diamond Resorts Corp. 5.796% (LIBOR03M + 3.750%) due 09/02/2023 ~		9,040	8,821
DTEK Holdings Ltd. TBD% due 08/01/2026 «	EUR	838	807
DTEK Trading S.A TBD% due 08/01/2026		$6,450	5,837
Dubai World (2.500% Cash and 1.750% PIK) 4.250% (LIBOR03M + 2.000%) due 09/30/2022 ~(d)		66,150	62,015
Emerald TopCo, Inc. 5.544% (LIBOR03M + 3.500%) due 07/24/2026 ~		590	589
Envision Healthcare Corp. 5.794% (LIBOR03M + 3.750%) due 10/10/2025 ~		51,166	41,871
Financial & Risk U.S. Holdings, Inc. 5.794% (LIBOR03M + 3.750%) due 10/01/2025 ~		3,817	3,842
Fleet U.S. Bidco, Inc. TBD% due 09/23/2026 «		100	101
Forbes Energy Services LLC (5.000% Cash and 11.000% PIK) 16.000% (LIBOR03M + 5.000%) due 04/13/2021 ~(d)		2,251	2,231
Frontier Communications Corp. 5.800% (LIBOR03M + 3.750%) due 06/15/2024 ~		6,076	6,078
Genworth Holdings, Inc. 6.670% (LIBOR03M + 4.500%) due 03/07/2023 ~		168	169
iHeartCommunications, Inc. 6.100% (LIBOR03M + 4.000%) due 05/01/2026 ~		24,490	24,682
Intelsat Jackson Holdings S.A. 5.804% (LIBOR03M + 3.750%) due 11/27/2023 ~		750	752
McDermott Technology Americas, Inc. 7.104% (LIBOR03M + 5.000%) due 05/09/2025 ~		11,350	7,258
Messer Industrie GmbH 4.604% (LIBOR03M + 2.500%) due 03/01/2026 ~		520	520
MH Sub LLC 5.794% (LIBOR03M + 3.750%) due 09/13/2024 ~		598	594
Ministry of Finance of Tanzania 7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		430	434
Nascar Holdings, Inc. TBD% due 07/27/2026		397	400
NCI Building Systems, Inc. 5.789% (LIBOR03M + 3.750%) due 04/12/2025 ~		198	195
Neiman Marcus Group Ltd. LLC
8.057% (LIBOR03M + 6.000%) due 10/25/2023 ~		59,440	45,843
8.557% (LIBOR03M + 6.500%) due 10/25/2023 ~		37,180	28,419
Nestle Skin Health
TBD% due 07/16/2026		1,076	1,082
TBD% due 07/16/2026	EUR	1,000	1,100
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(e)		$250	246
Parexel International Corp. 4.794% (LIBOR03M + 2.750%) due 09/27/2024 ~		274	261
PetSmart, Inc. 6.040% (LIBOR03M + 4.000%) due 03/11/2022 ~		862	842
Preylock Reitman Santa Cruz Mezz LLC TBD% (LIBOR03M + 5.500%) due 11/09/2022 «~(k)		31,560	31,745
Project Anfora Senior 1.000% due 10/01/2026	EUR	20,000	21,745
Sequa Mezzanine Holdings LLC
7.187% (LIBOR03M + 5.000%) due 11/28/2021 ~		$1,124	1,115
11.268% (LIBOR03M + 9.000%) due 04/28/2022 ~		36,300	35,755

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

Sierra Hamilton LLC 15.000% due 09/12/2023 «		1,497	1,422
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	690	754
Sinclair Television Group, Inc. 4.540% (LIBOR03M + 2.500%) due 09/30/2026 ~		$327	329
Starfruit Finco BV 5.292% (LIBOR03M + 3.250%) due 10/01/2025 ~		1,228	1,205
Syniverse Holdings, Inc. 7.028% (LIBOR03M + 5.000%) due 03/09/2023 ~		32,832	30,955
U.S. Renal Care, Inc. 7.063% (LIBOR03M + 5.000%) due 06/26/2026 ~		584	555
Univision Communications, Inc. 4.794% (LIBOR03M + 2.750%) due 03/15/2024 ~		17,081	16,630
VFH Parent LLC 6.044% (LIBOR03M + 3.500%) due 03/01/2026 ~		300	301
West Corp. 6.044% (LIBOR03M + 4.000%) due 10/10/2024 ~		98	87
Westmoreland Mining Holdings LLC 10.389% (LIBOR03M + 8.250%) due 03/15/2022 «~		6,524	6,589
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)		15,126	11,496
Whatabrands LLC 5.516% (LIBOR03M + 3.250%) due 08/02/2026 ~		119	120
Total Loan Participations and Assignments (Cost $469,778)			433,019

CORPORATE BONDS & NOTES 44.5%

BANKING & FINANCE 18.0%

AGFC Capital Trust 4.053% (US0003M + 1.750%) due 01/15/2067 ~(m)		20,300	11,063
Ally Financial, Inc. 8.000% due 11/01/2031		16	22
Ambac LSNI LLC 7.104% due 02/12/2023 •(m)		2,888	2,924
Ardonagh Midco PLC
8.375% due 07/15/2023 (m)	GBP	68,007	80,461
Athene Holding Ltd. 4.125% due 01/12/2028 (m)		$131	135
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028 (m)		198	211
5.000% due 04/20/2048 (m)		332	359
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 •(i)(j)	EUR	200	222
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	4,000	1,189
Bank of Ireland 7.375% due 06/18/2020 •(i)(j)(m)	EUR	600	681
Barclays PLC
3.250% due 01/17/2033 (m)	GBP	1,000	1,247
7.125% due 06/15/2025 •(i)(j)(m)		800	1,044
7.250% due 03/15/2023 •(i)(j)(m)		48,751	63,201
7.750% due 09/15/2023 •(i)(j)(m)		$5,200	5,415
7.875% due 09/15/2022 •(i)(j)(m)	GBP	3,400	4,455
8.000% due 06/15/2024 •(i)(j)(m)		$2,800	2,980
BNP Paribas S.A. 7.000% due 08/16/2028 •(i)(j)		200	220
Brookfield Finance, Inc.
3.900% due 01/25/2028 (m)		408	429
4.700% due 09/20/2047 (m)		376	413
CBL & Associates LP
4.600% due 10/15/2024		13	9
5.250% due 12/01/2023 (m)		611	427
5.950% due 12/15/2026 (m)		3,196	2,261
Credit Suisse Group AG
7.250% due 09/12/2025 •(i)(j)(m)		560	600
7.500% due 07/17/2023 •(i)(j)(m)		1,600	1,711
Emerald Bay S.A. 0.000% due 10/08/2020 (h)(m)	EUR	1,574	1,688
ESH Hospitality, Inc. 4.625% due 10/01/2027		$584	587
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (m)		2,251	2,319
6.750% due 03/15/2022 (m)		2,674	2,801
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (m)		710	746
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023 (m)		600	642
HSBC Bank PLC 6.330% due 05/18/2023		48,900	51,374
HSBC Holdings PLC
4.750% due 07/04/2029 •(i)(j)	EUR	240	278
5.875% due 09/28/2026 •(i)(j)	GBP	1,200	1,562

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

6.000% due 09/29/2023 •(i)(j)	EUR	900	1,118
6.500% due 03/23/2028 •(i)(j)(m)		$2,870	3,004
Hunt Cos., Inc. 6.250% due 02/15/2026		136	134
ING Groep NV 5.750% due 11/16/2026 •(i)(j)		1,800	1,814
Kennedy-Wilson, Inc. 5.875% due 04/01/2024 (m)		358	369
Legg Mason PT 7.130% due 01/10/2021 «		8,578	8,610
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(i)(j)(m)		2,600	2,774
7.625% due 06/27/2023 •(i)(j)(m)	GBP	2,680	3,594
7.875% due 06/27/2029 •(i)(j)(m)		32,425	46,855
LoanCore Capital Markets LLC 6.875% due 06/01/2020 (m)		$7,600	7,510
Nationstar Mortgage LLC 6.500% due 07/01/2021 (m)		3,991	4,011
Navient Corp. 6.500% due 06/15/2022 (m)		4,410	4,708
Newmark Group, Inc. 6.125% due 11/15/2023 (m)		312	339
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022 (m)		1,542	1,592
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023 (m)		771	800
Pinnacol Assurance 8.625% due 06/25/2034 «(k)		23,200	24,945
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		13,143	13,455
8.000% due 08/10/2025 •(i)(j)(m)		9,027	9,979
8.625% due 08/15/2021 •(i)(j)(m)		4,500	4,830
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)(m)	GBP	23,460	30,171
7.375% due 06/24/2022 •(i)(j)(m)		11,845	15,430
Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)(m)		$850	867
7.375% due 10/04/2023 •(i)(j)(m)		3,100	3,265
Springleaf Finance Corp.
6.125% due 03/15/2024 (m)		720	777
6.625% due 01/15/2028 (m)		1,893	2,040
6.875% due 03/15/2025 (m)		565	624
Stearns Holdings LLC 9.375% due 08/15/2020 ^(e)(m)		823	397
TP ICAP PLC 5.250% due 01/26/2024 (m)	GBP	12,100	15,953
UBS Group Funding Switzerland AG 5.750% due 02/19/2022 •(i)(j)(m)	EUR	3,600	4,307
UniCredit SpA 7.830% due 12/04/2023 (m)		$17,840	20,931
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (m)	GBP	5,954	8,342
7.395% due 03/28/2024		6,155	8,738
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (m)		$69,440	71,419
			567,378
INDUSTRIALS 19.9%
AA Bond Co. Ltd. 2.750% due 07/31/2043 (m)	GBP	4,500	5,170
Advanced Drainage Systems, Inc. 5.000% due 09/30/2027		$118	120
Altice Financing S.A.
5.250% due 02/15/2023	EUR	100	112
7.500% due 05/15/2026 (m)		$8,700	9,265
Altice France S.A.
5.875% due 02/01/2027 (m)	EUR	2,200	2,659
6.250% due 05/15/2024 (m)		$219	227
8.125% due 02/01/2027 (m)		12,700	14,049
Ardagh Packaging Finance PLC 4.125% due 08/15/2026		200	202
Associated Materials LLC 9.000% due 01/01/2024 (m)		54,965	48,507
Avon International Capital PLC 6.500% due 08/15/2022		134	139
B.C. Unlimited Liability Co. 3.875% due 01/15/2028		348	351
Baffinland Iron Mines Corp. 8.750% due 07/15/2026 (m)		7,500	7,718
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027 (m)		589	570
Beazer Homes USA, Inc. 7.250% due 10/15/2029		58	59

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)(m)		450	314
Bombardier, Inc.
6.125% due 01/15/2023 (m)		3,700	3,778
7.500% due 12/01/2024 (m)		7,978	8,026
7.500% due 03/15/2025 (m)		3,860	3,870
7.875% due 04/15/2027 (m)		7,270	7,258
Cheniere Energy Partners LP 4.500% due 10/01/2029		464	476
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (m)		28,945	31,873
Community Health Systems, Inc.
6.250% due 03/31/2023 (m)		60,690	60,514
8.000% due 03/15/2026 (m)		2,212	2,212
8.625% due 01/15/2024 (m)		1,078	1,116
Connect Finco SARL 6.750% due 10/01/2026 (c)		310	316
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK) 9.500% due 11/09/2024 ^(d)(e)		452	197
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (d)		211	213
CSC Holdings LLC 6.500% due 02/01/2029 (m)		500	557
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (m)		550	569
10.750% due 09/01/2024 (m)		16,800	17,388
DISH DBS Corp. 5.875% due 07/15/2022		54	56
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (m)		16,047	16,338
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (d)		96	97
EI Group PLC 6.875% due 05/09/2025 (m)	GBP	2,210	2,797
Eldorado Resorts, Inc. 6.000% due 09/15/2026 (m)		$11,145	12,260
Envision Healthcare Corp. 8.750% due 10/15/2026 (m)		12,973	7,978
Exela Intermediate LLC 10.000% due 07/15/2023 (m)		618	348
Fairstone Financial, Inc. 7.875% due 07/15/2024 (m)		1,280	1,341
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		8,692	8,333
6.875% due 03/01/2026 (m)		9,630	9,221
7.000% due 02/15/2021 (m)		887	896
Flex Ltd. 4.875% due 06/15/2029 (m)		604	635
FMG Resources Pty. Ltd. 4.500% due 09/15/2027		272	267
Fresh Market, Inc. 9.750% due 05/01/2023 (m)		21,546	12,604
Frontier Finance PLC 8.000% due 03/23/2022 (m)	GBP	24,200	30,761
Full House Resorts, Inc.
8.575% due 01/31/2024		$1,768	1,740
9.738% due 02/02/2024		148	146
General Electric Co.
0.375% due 05/17/2022	EUR	200	217
5.000% due 01/21/2021 •(i)(m)		$1,461	1,388
5.875% due 01/14/2038		22	26
6.150% due 08/07/2037		26	32
6.875% due 01/10/2039 (m)		204	270
Global Payments, Inc.
3.200% due 08/15/2029		236	240
4.150% due 08/15/2049		118	124
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		144	152
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		144	152
Horizon Pharma USA, Inc. 5.500% due 08/01/2027 (m)		490	511
iHeartCommunications, Inc.
6.375% due 05/01/2026 (m)		6,591	7,152
8.375% due 05/01/2027 (m)		11,718	12,714
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)(m)	EUR	1,100	1,245
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)(m)		600	669
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)(m)		$2,456	2,493
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(m)		1,746	1,768

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

Installed Building Products, Inc. 5.750% due 02/01/2028		272	281
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 (m)		1,479	1,375
Intelsat Jackson Holdings S.A.
8.000% due 02/15/2024 (m)		1,383	1,440
8.500% due 10/15/2024 (m)		13,078	13,205
9.750% due 07/15/2025 (m)		1,324	1,390
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(m)		47,838	45,685
8.125% due 06/01/2023 (m)		1,289	1,079
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023 (m)		4,800	4,248
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 (m)		4,352	1,307
Marriott Ownership Resorts, Inc. 4.750% due 01/15/2028 (c)		98	99
Melco Resorts Finance Ltd. 5.625% due 07/17/2027 (m)		1,100	1,144
Micron Technology, Inc. 5.327% due 02/06/2029 (m)		844	929
NCR Corp.
5.750% due 09/01/2027		132	137
6.125% due 09/01/2029		76	80
Netflix, Inc.
3.875% due 11/15/2029 (m)	EUR	4,211	4,880
4.625% due 05/15/2029 (m)		1,500	1,822
5.375% due 11/15/2029 (m)		$398	415
Noble Holding International Ltd. 7.875% due 02/01/2026		453	328
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/31/2019 (h)(i)		4,070	51
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022 (m)		6,714	6,591
Pacific Drilling SA 8.375% due 10/01/2023		1,237	1,044
Par Pharmaceutical, Inc. 7.500% due 04/01/2027 (m)		650	593
Performance Food Group, Inc. 5.500% due 10/15/2027		133	140
Petroleos Mexicanos
5.350% due 02/12/2028 (m)		3,481	3,335
6.490% due 01/23/2027		390	407
6.500% due 03/13/2027 (m)		6,499	6,782
6.750% due 09/21/2047		260	250
6.840% due 01/23/2030 (m)		1,170	1,212
7.690% due 01/23/2050		590	617
PetSmart, Inc. 5.875% due 06/01/2025 (m)		414	414
Platin GmbH
6.875% due 06/15/2023 (m)	EUR	2,300	2,457
6.875% due 06/15/2023		1,980	2,115
Prime Security Services Borrower LLC 5.750% due 04/15/2026		$234	244
Qorvo, Inc. 4.375% due 10/15/2029		144	145
QVC, Inc. 5.950% due 03/15/2043 (m)		4,436	4,455
Radiate Holdco LLC 6.875% due 02/15/2023 (m)		314	325
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026 (m)	EUR	1,000	1,177
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	100	165
Sands China Ltd.
5.125% due 08/08/2025 (m)		$1,300	1,431
5.400% due 08/08/2028 (m)		5,800	6,547
Sensata Technologies, Inc. 4.375% due 02/15/2030		156	156
SoftBank Group Corp. 4.000% due 04/20/2023 (m)	EUR	8,857	10,364
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049^		$54,910	56,969
Staples, Inc. 7.500% due 04/15/2026		496	512
Syngenta Finance NV
4.892% due 04/24/2025 (m)		300	318
5.182% due 04/24/2028 (m)		700	745
Telesat Canada 6.500% due 10/15/2027 (c)		234	239
Tenet Healthcare Corp.
4.625% due 09/01/2024		471	485
4.875% due 01/01/2026 (m)		176	181

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		204	189
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		200	186
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020 (m)	EUR	400	425
2.200% due 07/21/2021 (m)		$7,510	6,890
3.250% due 04/15/2022 (m)	EUR	1,700	1,727
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		$8,910	9,301
5.750% due 09/30/2039 (m)		24,580	27,614
Transocean Pontus Ltd. 6.125% due 08/01/2025 (m)		733	748
Transocean, Inc.
7.250% due 11/01/2025		246	218
7.500% due 01/15/2026		160	143
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		310	305
Triumph Group, Inc.
4.875% due 04/01/2021 (m)		638	639
5.250% due 06/01/2022		136	136
6.250% due 09/15/2024		402	419
Trivium Packaging Finance BV
3.750% due 08/15/2026	EUR	359	415
5.500% due 08/15/2026 (m)		$640	674
8.500% due 08/15/2027 (m)		400	434
Unigel Luxembourg S.A.
8.750% due 10/01/2026 (c)		2,400	2,400
10.500% due 01/22/2024 (m)		3,140	3,458
United Group BV
4.375% due 07/01/2022	EUR	390	435
4.875% due 07/01/2024 (m)		330	376
Univision Communications, Inc.
5.125% due 05/15/2023 (m)		$2,755	2,762
5.125% due 02/15/2025 (m)		4,996	4,884
Valaris PLC 5.750% due 10/01/2044		326	140
Vale Overseas Ltd.
6.250% due 08/10/2026 (m)		864	1,000
6.875% due 11/21/2036 (m)		307	391
6.875% due 11/10/2039 (m)		236	302
ViaSat, Inc.
5.625% due 09/15/2025 (m)		496	502
5.625% due 04/15/2027		273	287
Virgin Media Secured Finance PLC 5.500% due 05/15/2029 (m)		500	523
VOC Escrow Ltd. 5.000% due 02/15/2028 (m)		151	157
Wyndham Destinations, Inc.
3.900% due 03/01/2023 (m)		409	416
4.250% due 03/01/2022		28	29
5.400% due 04/01/2024 (m)		174	184
Yellowstone Energy LP 5.750% due 12/31/2026 «		3,445	3,688
			625,503
UTILITIES 6.6%

DTEK Finance PLC (10.750% Cash and 0.000% PIK) 10.750% due 12/31/2024 (d)(m)		5,249	5,367
Edison International
2.400% due 09/15/2022 (m)		320	317
2.950% due 03/15/2023		28	28
5.750% due 06/15/2027		279	314
Frontier Communications Corp. 8.000% due 04/01/2027 (m)		570	603
Gazprom OAO Via Gaz Capital S.A. 7.288% due 08/16/2037		300	398
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^(m)		5,250	5,223
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)(m)		2,181	1,314
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		29,788	29,267
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)(m)		20,246	5,398
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)(m)		1,086	1,078
2.950% due 03/01/2026 ^(e)(m)		4,152	4,111
3.250% due 09/15/2021 ^(e)(m)		293	293
3.250% due 06/15/2023 ^(e)(m)		2,971	2,964
3.300% due 03/15/2027 ^(e)(m)		3,665	3,647
3.300% due 12/01/2027 ^(e)(m)		10,890	10,836
3.400% due 08/15/2024 ^(e)(m)		1,092	1,100

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

3.500% due 10/01/2020 ^(e)(m)		1,265	1,275
3.500% due 06/15/2025 ^(e)(m)		2,321	2,321
3.750% due 02/15/2024 ^(e)(m)		1,093	1,109
3.750% due 08/15/2042 ^(e)		116	112
3.850% due 11/15/2023 ^(e)(m)		78	79
4.000% due 12/01/2046 ^(e)		45	44
4.250% due 05/15/2021 ^(e)(m)		2,797	2,821
4.250% due 08/01/2023 ^(e)(m)		6,487	6,714
4.300% due 03/15/2045 ^(e)(m)		664	672
4.500% due 12/15/2041 ^(e)(m)		1,251	1,270
4.600% due 06/15/2043 ^(e)		88	92
4.650% due 08/01/2028 ^(e)(m)		5,289	5,633
4.750% due 02/15/2044 ^(e)(m)		5,572	5,934
5.125% due 11/15/2043 ^(e)(m)		6,679	7,280
5.400% due 01/15/2040 ^(e)		92	103
5.800% due 03/01/2037 ^(e)(m)		17,754	20,084
6.050% due 03/01/2034 ^(e)(m)		11,464	13,069
6.250% due 03/01/2039 ^(e)(m)		3,534	4,099
6.350% due 02/15/2038 ^(e)(m)		4,204	4,919
Petrobras Global Finance BV
5.093% due 01/15/2030		6,981	7,291
5.375% due 10/01/2029 (m)	GBP	2,320	3,134
6.250% due 12/14/2026 (m)		7,651	11,154
6.625% due 01/16/2034 (m)		11,017	16,090
Rio Oil Finance Trust
9.250% due 07/06/2024 (m)		$13,887	15,554
9.750% due 01/06/2027 (m)		3,581	4,199
Southern California Edison Co.
3.650% due 03/01/2028		29	31
5.750% due 04/01/2035		54	66
6.000% due 01/15/2034		12	15
6.650% due 04/01/2029		200	247
Talen Energy Supply LLC 6.625% due 01/15/2028		160	158
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (m)		640	662
Transocean Sentry Ltd. 5.375% due 05/15/2023 (m)		400	401
			208,890
Total Corporate Bonds & Notes (Cost $1,398,475)			1,401,771

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

Caesars Entertainment Corp. 5.000% due 10/01/2024 (m)		2,952	5,021

UTILITIES 0.0%

Ensco Jersey Finance Ltd. 3.000% due 01/31/2024		48	32
Total Convertible Bonds & Notes (Cost $5,542)			5,053

MUNICIPAL BONDS & NOTES 1.2%

ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		580	646
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		145	170
7.350% due 07/01/2035		115	141
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		1,360	1,474
			2,431
IOWA 0.0%

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023		1,090	1,107

NEW JERSEY 0.2%

New Jersey Economic Development Authority Revenue Bonds, Series 2005 6.500% due 09/01/2036 «		6,130	6,125

TEXAS 0.0%

Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		100	101

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

VIRGINIA 0.0%

Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	95	91

WEST VIRGINIA 0.9%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	231,485	15,107
7.467% due 06/01/2047	13,565	14,049
		29,156
Total Municipal Bonds & Notes (Cost $36,231)		39,011

U.S. GOVERNMENT AGENCIES 3.9%

Fannie Mae
3.000% due 01/25/2042 (a)(m)	814	39
3.500% due 08/25/2032 (a)(m)	1,934	202
3.982% due 08/25/2038 •(a)	707	92
4.132% due 02/25/2043 •(a)(m)	3,971	461
4.390% due 10/25/2042 •(m)	2,795	3,019
4.622% due 12/25/2036 •(a)(m)	2,672	489
5.568% due 07/25/2029 •	4,480	4,713
7.768% due 07/25/2029 •	6,000	7,081
Freddie Mac
0.000% due 02/25/2046 - 11/25/2050 (b)(h)(m)	90,536	61,741
0.100% due 02/25/2046 - 11/25/2050 (a)	560,307	1,205
0.100% due 11/25/2050 (a)(m)	599,524	3,182
2.079% due 11/25/2045 ~(a)(m)	51,924	7,253
4.000% due 03/15/2027 (a)	612	56
4.173% due 09/15/2042 •(a)	1,316	212
4.256% due 04/25/2025 ~	5,400	5,197
4.473% due 12/15/2034 •(a)	945	36
7.168% due 10/25/2029 •	5,500	6,357
11.018% due 03/25/2029 •	4,790	6,003
11.839% due 12/25/2045 •	4,173	4,113
12.518% due 10/25/2028 •	993	1,381
12.768% due 03/25/2025 •	7,080	9,334
Ginnie Mae
3.500% due 06/20/2042 (a)(m)	978	118
4.076% due 08/20/2042 •(a)(m)	2,659	528
4.206% due 12/20/2040 •(a)(m)	2,433	333
4.673% due 08/16/2039 •(a)(m)	2,149	195
Total U.S. Government Agencies (Cost $110,236)		123,340

NON-AGENCY MORTGAGE-BACKED SECURITIES 41.4%

Adjustable Rate Mortgage Trust
2.168% due 03/25/2037 •	1,479	1,514
2.278% due 03/25/2036 •(m)	4,722	3,361
4.490% due 03/25/2037 ~(m)	3,191	2,989
5.644% due 11/25/2037 ^~	1,221	1,085
American Home Mortgage Investment Trust 6.600% due 01/25/2037 þ	5,018	2,072
ASG Resecuritization Trust
3.446% due 01/28/2037 ~(m)	16,023	13,776
6.000% due 06/28/2037 ~(m)	35,567	26,634
Banc of America Alternative Loan Trust
2.378% due 06/25/2037 •	555	433
4.622% due 06/25/2037 ^•(a)	597	113
6.000% due 04/25/2036	1,090	1,070
6.000% due 07/25/2046 ^	1,369	1,342
6.500% due 02/25/2036 ^	2,297	2,305
12.500% due 09/25/2035 ^•	306	388
Banc of America Funding Trust
0.000% due 11/26/2036 ~	31,116	7,579
2.228% due 04/25/2037 ^•	1,797	1,528
3.876% due 09/20/2037 ~	666	509
4.026% due 09/20/2047 ^~	303	274
4.475% due 04/20/2035 ^~	2,215	2,069
4.719% due 09/20/2046 ^~	2,852	2,792
5.427% due 08/26/2036 ~	5,214	4,540
6.000% due 10/25/2037 ^	5,156	3,904
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^	1,442	1,410
5.750% due 05/25/2037 ^	1,053	953
6.000% due 10/25/2036 ^	175	172
Bancorp Commercial Mortgage Trust 5.778% due 08/15/2032 •(m)	3,470	3,514
Bayview Commercial Asset Trust
2.238% due 03/25/2037 •	190	181
2.248% due 12/25/2036 •	258	250
2.448% due 08/25/2034 •	118	117

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

BCAP LLC Trust
2.325% due 05/26/2036 •	6,686	5,955
2.454% due 02/26/2037 ~(m)	17,183	14,693
2.645% due 05/26/2035 •	7,097	5,932
3.183% due 02/26/2047 •(m)	21,040	18,412
4.018% due 07/26/2036 ~	818	762
4.105% due 07/26/2036 ~	3,558	3,482
4.122% due 03/27/2037 ~	7,499	6,483
4.171% due 03/26/2037 ~	1,727	1,542
5.500% due 12/26/2035 ~(m)	10,838	10,160
5.911% due 11/26/2035 ~	3,262	3,388
6.000% due 06/26/2037 ~	5,115	5,333
6.000% due 10/26/2037 ~	4,141	3,581
10.180% due 01/26/2036 ~	15,313	5,710
Bear Stearns Adjustable Rate Mortgage Trust 4.069% due 02/25/2036 ^~	874	836
Bear Stearns ALT-A Trust
2.358% due 08/25/2036 ^•(m)	27,608	23,098
2.518% due 01/25/2036 ^•(m)	8,478	9,310
3.143% due 03/25/2035 •	6,328	6,170
3.643% due 04/25/2037 ~(m)	6,406	5,618
3.921% due 08/25/2046 ^~	3,981	3,891
4.023% due 12/25/2046 ^~(m)	5,031	3,566
4.105% due 07/25/2036 ~(m)	54,606	33,157
4.113% due 09/25/2035 ^~(m)	5,884	4,048
4.153% due 03/25/2036 ~	1,906	1,369
Bear Stearns Commercial Mortgage Securities Trust 5.919% due 04/12/2038 ~	1,120	1,137
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	3,158	3,037
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~	203	135
CD Mortgage Trust 5.688% due 10/15/2048	18,004	9,313
Citigroup Commercial Mortgage Trust 5.776% due 12/10/2049 ~	15,041	9,860
Citigroup Mortgage Loan Trust
3.648% due 07/25/2036 ^~	3,107	2,396
3.945% due 03/25/2037 ^~	3,532	3,182
4.303% due 08/25/2034 ~	6,115	5,355
4.321% due 03/25/2037 ^~	1,764	1,758
4.369% due 08/25/2037 ~	3,587	2,747
4.583% due 04/25/2037 ^~	621	560
5.500% due 12/25/2035	3,358	2,738
6.000% due 07/25/2036	5,132	3,800
6.500% due 09/25/2036	1,504	1,193
Commercial Mortgage Loan Trust 6.236% due 12/10/2049 ~(m)	17,648	11,591
Countrywide Alternative Loan Resecuritization Trust
3.653% due 03/25/2047 ~	33	33
7.000% due 01/25/2037 ^	5,559	2,401
Countrywide Alternative Loan Trust
2.198% due 05/25/2036 •(m)	16,106	14,368
2.228% due 08/25/2047 ^•	1,491	1,335
2.234% due 03/20/2047 •(m)	757	661
2.238% due 05/25/2047 •(m)	11,295	6,915
2.248% due 03/25/2036 •(m)	15,751	13,381
2.278% due 07/25/2036 •(m)	7,818	6,873
2.644% due 11/20/2035 •	192	189
2.718% due 10/25/2035 ^•	1,015	821
3.756% due 07/20/2035 ^•(m)	12,197	10,440
4.161% due 05/25/2036 ~	6,503	6,038
5.500% due 11/25/2035	2,026	1,587
5.500% due 02/25/2036 ^	1,456	1,273
5.500% due 02/25/2036	1,541	1,393
5.500% due 05/25/2036 ^	1,597	1,514
5.500% due 05/25/2036 (m)	4,919	4,663
6.000% due 03/25/2035 ^	400	310
6.000% due 04/25/2036	635	437
6.000% due 01/25/2037 ^	1,154	1,154
6.000% due 02/25/2037 ^	1,858	1,212
6.000% due 04/25/2037 ^(m)	5,513	3,899
6.250% due 12/25/2036 ^•	697	499
14.249% due 07/25/2035 •	115	147

Countrywide Asset-Backed Certificates 2.258% due 04/25/2036 ^•(m)	604	556
Countrywide Home Loan Mortgage Pass-Through Trust
3.888% due 03/25/2046 ^•(m)	41,301	28,374
3.954% due 05/20/2036 ^~	2,092	1,755
4.207% due 09/20/2036 ~	4,298	3,764
Credit Suisse First Boston Mortgage Securities Corp.
4.952% due 07/15/2037 ~	28	28
5.100% due 08/15/2038 ~(m)	3,310	3,204
6.000% due 01/25/2036 ^	341	309

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

Credit Suisse Mortgage Capital Certificates
2.766% (LIBOR01M) due 11/30/2037 ~		10,750	9,777
3.591% due 05/27/2036 ~(m)		6,188	5,404
3.692% due 11/27/2037 •		8,769	5,512
3.713% due 11/25/2037 •(m)		10,757	8,674
3.786% due 05/26/2036 ~(m)		7,605	6,308
3.798% due 12/29/2037 ~		4,941	4,104
3.869% due 10/26/2036 ~(m)		18,525	17,867
3.920% due 09/26/2047 ~(m)		24,263	18,236
4.299% due 04/28/2037 ~		5,342	5,519
5.750% due 05/26/2037		23,130	20,049
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		2,293	1,871
6.500% due 05/25/2036 ^		3,028	2,036
DBUBS Mortgage Trust 4.652% due 11/10/2046 (m)		19,203	16,910
Debussy DTC PLC
5.930% due 07/12/2025 (m)	GBP	51,417	63,182
8.250% due 07/12/2025		10,000	12,163
Deutsche ALT-A Securities, Inc. 2.318% due 04/25/2037 •(m)		$7,211	4,610
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^		612	594
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	4	5,193
0.410% due 03/13/2045 •	EUR	7,067	6,123
1.080% due 06/13/2045 •	GBP	1,594	1,729
1.780% (BP0003M + 1.000%) due 06/13/2045 ~		15,333	17,746
2.030% (BP0003M + 1.250%) due 06/13/2045 ~		15,821	17,716
2.385% due 09/13/2045 •		14,445	16,941
2.530% (BP0003M + 1.750%) due 06/13/2045 ~		9,738	10,739
3.035% due 09/13/2045 •		10,305	12,112
4.280% (BP0003M + 3.500%) due 06/13/2045 ~		3,454	4,002
4.635% due 09/13/2045 •		8,563	11,434
First Horizon Alternative Mortgage Securities Trust 0.000% due 05/25/2020 (b)(h)		$5	2
First Horizon Mortgage Pass-Through Trust 4.837% due 05/25/2037 ^~		4,984	3,926
Fondo de Titulizacion de Activos UCI 0.000% due 06/16/2049 •	EUR	2,929	3,057
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •(m)		22,488	21,505
GCCFC Commercial Mortgage Trust
5.825% due 07/10/2038 ~(m)		$10,700	9,915
6.608% due 06/10/2036 ~		2,850	2,848
GE Commercial Mortgage Corp. Trust 5.606% due 12/10/2049 ~		8,310	6,979
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	8,290	8,309
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~(m)		$26,357	26,023
GSC Capital Corp. Mortgage Trust 2.198% due 05/25/2036 ^•(m)		2,407	2,279
HarborView Mortgage Loan Trust 3.005% due 06/19/2045 ^•		1,205	795
Hipocat FTA 0.000% due 01/15/2050 •	EUR	762	822
HomeBanc Mortgage Trust 4.160% due 04/25/2037 ^~(m)		$5,388	5,066
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^		8,800	8,084
IM Pastor Fondo de Titluzacion Hipotecaria 0.000% due 03/22/2043 •(m)	EUR	28,309	28,013
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •		879	885
Impac Secured Assets Trust 2.188% due 01/25/2037 •(m)		$909	906
IndyMac Mortgage Loan Trust
2.228% due 11/25/2036 •		214	209
3.774% due 11/25/2035 ^~		3,868	3,685
4.089% due 06/25/2036 ~		1,022	968
Jefferies Resecuritization Trust 6.000% due 12/26/2036 ~		3,943	1,971
JPMorgan Alternative Loan Trust
2.645% due 06/27/2037 •(m)		10,900	9,428
3.835% due 11/25/2036 ^~		381	382
4.236% due 05/25/2036 ^~		774	585
6.000% due 12/25/2035 ^		1,045	991
9.801% due 06/27/2037 ~		14,017	11,645
JPMorgan Chase Commercial Mortgage Securities Trust
5.454% due 10/15/2032 •		4,700	4,508
5.927% due 01/12/2043 ~		1,089	1,090
6.065% due 06/12/2041 ~(m)		10,975	11,359

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

JPMorgan Resecuritization Trust
4.477% due 03/21/2037 ~		3,394	3,050
6.000% due 09/26/2036		2,335	2,171
6.500% due 04/26/2036 ~		5,728	3,796
Lansdowne Mortgage Securities PLC 0.000% due 09/16/2048 •	EUR	9,699	9,672
Lavender Trust 6.250% due 10/26/2036		$5,138	4,088
LB-UBS Commercial Mortgage Trust 5.981% due 02/15/2040 ~(m)		3,921	3,926
Lehman Mortgage Trust 6.000% due 01/25/2038 ^		2,557	2,678
Lehman XS Trust 2.918% due 08/25/2047 ^•		432	394
Merrill Lynch Alternative Note Asset Trust 6.000% due 05/25/2037 ^		3,422	3,340
Merrill Lynch Mortgage Investors Trust 4.324% due 03/25/2036 ^~(m)		10,394	7,505
Morgan Stanley Capital Trust
5.399% due 12/15/2043		2,073	1,582
6.364% due 08/12/2041 ~		3,921	3,990
Morgan Stanley Mortgage Loan Trust
2.188% due 05/25/2036 •		172	66
4.194% due 05/25/2036 ^~		2,369	1,750
5.962% due 06/25/2036 ^~		2,155	881
Morgan Stanley Re-REMIC Trust
2.975% due 02/26/2037 •		4,048	3,645
3.410% due 03/26/2037 þ		2,441	2,268
Morgan Stanley Resecuritization Trust 4.581% due 06/26/2035 ~(m)		10,896	8,538
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060 (m)		4,607	4,474
Motel 6 Trust 8.954% due 08/15/2024 •		36,248	36,908
Natixis Commercial Mortgage Securities Trust
5.028% due 11/15/2034 •		7,294	7,245
6.028% due 11/15/2034 •		3,163	3,108
PHH Alternative Mortgage Trust 0.000% due 02/25/2037 ^(b)(h)		5	4
RBSSP Resecuritization Trust
4.513% due 09/26/2035 ~		7,319	5,758
6.000% due 06/26/2037 ~		1,519	1,279
Residential Accredit Loans, Inc. Trust
2.168% due 02/25/2037 •		558	528
6.000% due 12/25/2035 ^(m)		2,599	2,565
6.000% due 11/25/2036 ^		3,185	2,940
6.250% due 02/25/2037 ^(m)		4,118	3,863
6.500% due 09/25/2037 ^		1,506	1,482
Residential Asset Mortgage Products Trust 8.000% due 05/25/2032		738	585
Residential Asset Securitization Trust
6.000% due 05/25/2036		931	913
6.000% due 02/25/2037 ^		211	153
6.000% due 03/25/2037 ^		2,849	1,652
6.250% due 10/25/2036 ^		119	120
RiverView HECM Trust 2.980% due 05/25/2047 •(m)		16,631	15,330
Sequoia Mortgage Trust
2.774% due 02/20/2034 •(m)		401	393
3.892% due 09/20/2032 ~		524	525
Structured Asset Mortgage Investments Trust 2.228% due 05/25/2036 •		33	31
SunTrust Adjustable Rate Mortgage Loan Trust 4.758% due 02/25/2037 ^~		4,710	4,578
Theatre Hospitals PLC
3.767% due 10/15/2031 •(m)	GBP	36,042	41,352
4.190% due 12/15/2024 «(k)		791	0
4.517% due 10/15/2031 •		1,713	1,940
Wachovia Bank Commercial Mortgage Trust 5.720% due 10/15/2048 ~		$457	449
WaMu Mortgage Pass-Through Certificates Trust
2.655% due 07/25/2046 •		310	301
3.884% due 08/25/2036 ^~		2,024	1,991
Warwick Finance Residential Mortgages PLC
0.000% due 09/21/2049 ~	GBP	0	123,288
0.000% due 12/21/2049 (h)		0	1,415
1.565% due 12/21/2049 •		20,375	25,053
2.265% due 12/21/2049 •		2,261	2,785
2.765% due 12/21/2049 •		1,130	1,398
3.265% due 12/21/2049 •		646	802
3.765% due 12/21/2049 •		646	791
Washington Mutual Mortgage Pass-Through Certificates Trust
2.258% due 01/25/2047 ^•		$2,114	1,958
3.416% due 06/25/2046 •(m)		8,177	5,245

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

5.750% due 11/25/2035 ^		1,562	1,533
5.967% due 05/25/2036 ^þ(m)		6,501	5,943
Wells Fargo Mortgage Loan Trust 4.120% due 03/27/2037 ~(m)		5,902	5,230
Total Non-Agency Mortgage-Backed Securities (Cost $1,269,388)			1,303,739

ASSET-BACKED SECURITIES 58.8%

Aames Mortgage Investment Trust 3.008% due 07/25/2035 •(m)		19,113	19,196
ACE Securities Corp. Home Equity Loan Trust
2.128% due 12/25/2036 •(m)		24,824	8,914
2.638% due 02/25/2036 ^•(m)		5,459	5,426
3.113% due 07/25/2035 ^•(m)		17,938	13,213
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	1,548
Aegis Asset-Backed Securities Trust 2.498% due 06/25/2035 •(m)		$12,094	11,112
American Money Management Corp. CLO Ltd. 8.363% due 04/14/2029 •(m)		6,100	5,727
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.628% due 09/25/2035 •(m)		13,750	13,660
3.968% due 09/25/2032 •		1,148	1,186
Arbor Realty Commercial Real Estate Notes Ltd. 6.528% due 04/15/2027 •		5,300	5,317
Argent Securities Trust
2.118% due 06/25/2036 •		2,038	711
2.138% due 04/25/2036 •		1,166	488
2.168% due 06/25/2036 •		4,274	1,517
2.168% due 09/25/2036 •		8,923	3,644
2.208% due 03/25/2036 •(m)		12,443	7,796
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.338% due 01/25/2036 •(m)		15,970	15,219
2.398% due 02/25/2036 •(m)		31,367	26,190
2.478% due 11/25/2035 •(m)		5,851	5,169
3.293% due 11/25/2034 •(m)		9,031	8,761
Asset-Backed Funding Certificates Trust
2.843% due 07/25/2035 •(m)		7,400	7,208
3.068% due 03/25/2034 ^•		884	831
Asset-Backed Securities Corp. Home Equity Loan Trust 4.264% due 08/15/2033 •		511	514
Banco Bilbao Vizcaya Argentaria S.A. 0.254% due 03/22/2046 •	EUR	904	670
Bear Stearns Asset-Backed Securities Trust
2.158% due 12/25/2036 •(m)		$15,275	16,318
3.218% due 07/25/2035 •(m)		39,756	38,963
3.518% due 10/27/2032 •		182	181
3.893% due 12/25/2034 •(m)		18,650	18,254
4.599% due 10/25/2036 ~		364	339
6.000% due 12/25/2035 ^		502	447
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(h)		10,100	8,396
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	1,955
Carrington Mortgage Loan Trust
2.098% due 03/25/2035 •		902	702
2.278% due 02/25/2037 •(m)		9,100	8,571
2.438% due 02/25/2037 •(m)		13,201	11,268
3.068% due 05/25/2035 •		4,400	4,425
Cavendish Square Funding PLC
0.542% due 02/11/2055 •	EUR	1,500	1,635
1.452% due 02/11/2055 •		3,500	3,613
CIFC Funding Ltd. 0.000% due 04/24/2030 ~		$3,390	1,611
Citigroup Mortgage Loan Trust
2.158% due 01/25/2037 •(m)		25,290	22,556
2.168% due 12/25/2036 •(m)		22,777	11,535
2.178% due 09/25/2036 •(m)		16,572	13,415
2.218% due 05/25/2037 •		660	487
2.238% due 12/25/2036 •(m)		4,587	2,364
2.718% due 11/25/2046 •		4,867	3,926
6.351% due 05/25/2036 ^þ		2,777	1,560
Conseco Finance Securitizations Corp. 9.546% due 12/01/2033 ~(m)		6,480	6,932
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	2,702
Coronado CDO Ltd.
3.633% due 09/04/2038 •		$26,103	16,719
6.000% due 09/04/2038		4,188	3,281
Countrywide Asset-Backed Certificates
2.148% due 12/25/2036 ^•(m)		28,378	26,761
2.158% due 06/25/2035 •(m)		58,565	53,488
2.158% due 03/25/2037 •(m)		19,000	17,481
2.158% due 07/25/2037 ^•(m)		8,633	7,928

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

2.158% due 06/25/2047 ^•(m)		41,075	36,761
2.178% due 05/25/2036 •(m)		6,068	5,846
2.218% due 06/25/2037 ^•(m)		18,637	17,044
2.238% due 05/25/2037 •(m)		10,900	10,472
2.238% due 08/25/2037 •(m)		26,000	23,521
2.238% due 05/25/2047 •(m)		17,951	17,270
2.238% due 06/25/2047 ^•(m)		19,000	16,032
2.248% due 04/25/2047 •(m)		35,000	29,156
2.258% due 03/25/2036 •(m)		26,591	24,767
2.308% due 10/25/2047 •(m)		59,229	51,473
2.408% due 04/25/2036 •(m)		8,762	7,902
2.468% due 03/25/2047 ^•		1,544	1,159
2.508% due 04/25/2036 •(m)		15,850	11,110
2.568% due 05/25/2047 ^•		2,761	2,222
4.629% due 10/25/2046 ^~		386	379
4.742% due 10/25/2032 ^~(m)		18,220	17,110
Countrywide Asset-Backed Certificates Trust
2.168% due 03/25/2047 ^•(m)		10,160	10,017
2.538% due 05/25/2036 •(m)		32,300	27,069
3.743% due 11/25/2034 •(m)		13,611	13,881
Crecera Americas LLC 5.563% due 08/31/2020 •		49,923	49,997
Credit-Based Asset Servicing & Securitization CBO Corp. 2.362% due 09/06/2041 •		65,385	6,277
Credit-Based Asset Servicing & Securitization LLC 2.648% due 07/25/2035 •		3,000	2,831
ECAF Ltd. 4.947% due 06/15/2040 (m)		5,833	5,839
Encore Credit Receivables Trust 2.708% due 07/25/2035 •(m)		421	412
Euromax ABS PLC 0.000% due 11/10/2095 •	EUR	6,000	5,952
FAB UK Ltd. 0.000% due 12/06/2045 ~	GBP	11,376	5,173
Fieldstone Mortgage Investment Trust 2.485% due 07/25/2036 •		$5,669	3,259
First Franklin Mortgage Loan Trust
0.000% due 04/25/2036 (b)(h)		8,040	7,341
2.258% due 04/25/2036 •(m)		6,825	6,438
2.398% due 02/25/2036 •(m)		5,500	5,120
2.963% due 09/25/2035 •		5,852	4,682
2.993% due 05/25/2036 •(m)		13,569	11,839
Fremont Home Loan Trust
2.168% due 01/25/2037 •		3,557	2,084
2.258% due 02/25/2037 •		1,456	755
Glacier Funding CDO Ltd. 2.557% due 08/04/2035 •		23,884	5,798
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~(m)		8,451	7,243
GSAA Home Equity Trust 5.058% due 05/25/2035 þ(m)		4,944	5,199
GSAMP Trust
2.078% due 01/25/2037 •		3,651	2,460
2.108% due 01/25/2037 •		1,089	737
2.178% due 04/25/2036 •		637	473
2.218% due 11/25/2036 •		4,478	2,833
2.268% due 12/25/2036 •		4,905	2,950
2.288% due 04/25/2036 •(m)		22,719	17,211
3.668% due 10/25/2034 •		321	311
4.568% due 10/25/2033 •		171	175
Halcyon Loan Advisors European Funding BV 0.000% due 04/15/2030 ~	EUR	1,400	1,105
Hillcrest CDO Ltd. 2.474% due 12/10/2039 •		$42,822	16,379
Home Equity Asset Trust
3.113% due 05/25/2035 •(m)		3,800	3,818
3.218% due 07/25/2035 •(m)		4,000	3,852
Home Equity Loan Trust 2.358% due 04/25/2037 •(m)		13,500	11,559
Home Equity Mortgage Loan Asset-Backed Trust
2.178% due 11/25/2036 •(m)		5,389	4,454
2.258% due 04/25/2037 •		3,640	2,745
2.458% due 03/25/2036 •		1,504	1,444
Hout Bay Corp. 2.317% due 07/05/2041 •		81,729	21,045
HSI Asset Securitization Corp. Trust
2.128% due 12/25/2036 •(m)		23,502	9,260
2.178% due 10/25/2036 •		9,166	4,901
2.188% due 12/25/2036 •(m)		14,395	5,694
2.208% due 01/25/2037 •(m)		40,964	32,557
2.408% due 11/25/2035 •(m)		5,643	5,575
IXIS Real Estate Capital Trust 2.993% due 09/25/2035 ^•		5,457	5,019

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

JPMorgan Mortgage Acquisition Trust
2.168% due 07/25/2036 •		1,756	997
2.178% due 07/25/2036 ^•		1,258	528
5.462% due 09/25/2029 ^þ		3,523	2,836
5.888% due 10/25/2036 ^þ(m)		11,744	9,450
Jubilee CLO BV 0.000% due 01/15/2028 ~	EUR	7,000	3,715
Lehman XS Trust 4.714% due 05/25/2037 ^~(m)		$10,619	9,756
Long Beach Mortgage Loan Trust
2.208% due 02/25/2036 •(m)		43,584	37,172
2.668% due 09/25/2034 •		1,216	1,189
2.723% due 11/25/2035 •(m)		37,721	32,115
Marlette Funding Trust
0.000% due 07/16/2029 «(h)		16	5,752
0.000% due 09/17/2029 «(h)		20	8,542
MASTR Asset-Backed Securities Trust
2.188% due 06/25/2036 •(m)		6,727	6,066
2.198% due 02/25/2036 •(m)		8,066	4,216
2.258% due 06/25/2036 •		3,578	2,111
2.558% due 12/25/2035 •(m)		11,242	7,898
Morgan Stanley ABS Capital, Inc. Trust
2.078% due 09/25/2036 •		3,908	1,861
2.088% due 10/25/2036 •		4	3
2.158% due 10/25/2036 •(m)		9,616	6,148
2.168% due 06/25/2036 •(m)		7,507	5,398
2.168% due 09/25/2036 •		7,851	3,836
2.168% due 11/25/2036 •(m)		18,206	12,754
2.238% due 10/25/2036 •		4,634	2,999
2.693% due 09/25/2035 •(m)		18,121	17,424
3.053% due 01/25/2035 •		4,681	2,969
3.968% due 05/25/2034 •		1,826	1,831
National Collegiate Commutation Trust
0.000% due 03/25/2038		26,600	10,639
0.000% due 03/25/2038 •		60,400	24,295
New Century Home Equity Loan Trust 5.018% (US0001M + 3.000%) due 01/25/2033 ^~		426	392
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.348% due 10/25/2036 ^•		4,800	1,607
2.438% due 02/25/2036 •(m)		31,899	26,354
Ocean Trails CLO 7.276% due 08/13/2025 •(m)		3,500	3,494
Option One Mortgage Loan Trust
2.148% due 07/25/2037 •(m)		16,604	11,983
2.158% due 01/25/2037 •(m)		10,812	7,367
2.238% due 01/25/2037 •		2,205	1,521
2.268% due 03/25/2037 •		682	404
2.348% due 04/25/2037 •		2,602	1,738
Option One Mortgage Loan Trust Asset-Backed Certificates 2.478% due 11/25/2035 •(m)		13,200	12,953
Park Place Securities, Inc. 2.648% due 09/25/2035 •(m)		7,240	6,871
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.508% due 08/25/2035 •(m)		8,350	8,229
2.843% due 07/25/2035 •(m)		30,950	30,821
3.053% due 03/25/2035 ^•(m)		7,500	7,219
3.143% due 10/25/2034 •(m)		10,000	9,919
3.743% due 02/25/2035 •(m)		29,447	29,396
4.043% due 12/25/2034 •		25,974	23,181
Popular ABS Mortgage Pass-Through Trust
2.708% due 06/25/2035 •		626	626
3.168% due 06/25/2035 •		1,349	1,344
RAAC Trust 3.895% due 05/25/2046 •(m)		17,151	14,943
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		3,158	1,421
Residential Asset Mortgage Products Trust
2.338% due 01/25/2036 •(m)		10,686	9,756
2.398% due 01/25/2036 •(m)		4,360	4,280
2.738% due 02/25/2035 •		250	251
2.895% due 04/25/2034 •(m)		3,456	3,445
3.015% due 04/25/2034 •(m)		3,620	3,604
3.720% due 04/25/2034 ^•		1,208	963
4.125% due 04/25/2034 ^•		1,738	1,421
Residential Asset Securities Corp. Trust
2.148% due 11/25/2036 •(m)		9,451	8,233
2.188% due 10/25/2036 •(m)		9,763	7,550
2.298% due 04/25/2036 •(m)		5,270	5,151
2.348% due 04/25/2036 •		6,022	4,518
2.358% due 05/25/2037 •(m)		9,275	9,247
2.678% due 12/25/2035 •(m)		14,028	11,921
3.143% due 02/25/2035 •(m)		1,900	1,921
Securitized Asset-Backed Receivables LLC Trust
2.158% due 07/25/2036 •(m)		20,786	17,351

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

2.178% due 07/25/2036 •		2,770	1,475
2.268% due 05/25/2036 •(m)		17,976	11,571
2.288% due 03/25/2036 •(m)		6,908	6,493
2.468% due 10/25/2035 •(m)		13,000	12,764
2.618% due 11/25/2035 •(m)		10,731	8,662
2.678% due 08/25/2035 ^•(m)		2,931	1,997
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		25	26,389
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		20	12,935
SMB Private Education Loan Trust 0.000% due 10/15/2048 «(h)		5	3,723
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(h)		200	1,793
0.000% due 01/25/2039 (h)		21,280	6,755
0.000% due 05/25/2040 (h)		22,175	8,672
0.000% due 07/25/2040 «(h)		110	5,008
0.000% due 09/25/2040 (h)		9,122	4,955
Soloso CDO Ltd. 2.623% due 10/07/2037 •		11,318	9,352
Soundview Home Loan Trust
2.168% due 06/25/2037 •		3,291	2,508
2.178% due 11/25/2036 •(m)		5,217	5,151
2.198% due 02/25/2037 •		8,150	3,105
2.278% due 02/25/2037 •(m)		9,459	3,686
2.298% due 05/25/2036 •(m)		14,665	14,456
2.368% due 03/25/2036 •(m)		7,933	7,793
2.968% due 10/25/2037 •(m)		6,236	5,254
3.118% due 09/25/2037 •(m)		2,444	2,347
Specialty Underwriting & Residential Finance Trust
2.368% due 03/25/2037 •		586	313
2.993% due 12/25/2035 •(m)		2,978	2,988
3.818% due 05/25/2035 •		1,741	1,711
3.979% due 02/25/2037 ^þ		3,206	1,772
Symphony CLO Ltd.
6.903% due 07/14/2026 •		10,700	10,216
7.203% due 10/15/2025 •(m)		9,850	9,583
Taberna Preferred Funding Ltd.
2.627% due 05/05/2038 •		6,884	6,540
2.637% due 02/05/2037 •		21,828	19,209
2.667% due 08/05/2036 ^•		13,926	12,394
2.667% due 08/05/2036 •		3,462	3,081
Trapeza CDO LLC 3.702% due 01/20/2034 •		3,933	3,873
Wachovia Mortgage Loan Trust 2.708% due 10/25/2035 •(m)		8,000	7,619
Wells Fargo Home Equity Asset-Backed Securities Trust 2.348% due 05/25/2036 •(m)		5,000	4,978
Total Asset-Backed Securities (Cost $1,704,811)			1,852,833

SOVEREIGN ISSUES 4.6%

Argentina Government International Bond
3.375% due 01/15/2023	EUR	800	337
3.380% due 12/31/2038 þ(m)		26,572	11,241
3.875% due 01/15/2022 (m)		7,800	3,380
5.250% due 01/15/2028		400	170
6.250% due 11/09/2047		200	88
7.820% due 12/31/2033 (m)		54,148	28,578
51.603% (BADLARPP) due 10/04/2022 ~(a)	ARS	1,302	18
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		331,900	2,463
62.614% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		4,700	39
79.499% (ARLLMONP) due 06/21/2020 ~(a)		603,390	4,552
Autonomous City of Buenos Aires Argentina 62.660% due 03/29/2024 •(a)		1,686,318	15,743
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	100	119
4.950% due 02/11/2020		100	111
Export-Credit Bank of Turkey 8.250% due 01/24/2024 (m)		$800	847
Peru Government International Bond
5.400% due 08/12/2034	PEN	66	21
5.700% due 08/12/2024		157	52
5.940% due 02/12/2029 (m)		19,387	6,512
6.150% due 08/12/2032 (m)		2,028	687
6.350% due 08/12/2028 (m)		27,438	9,485
6.900% due 08/12/2037		394	143
6.950% due 08/12/2031 (m)		4,541	1,644
8.200% due 08/12/2026 (m)		31,154	11,733
Provincia de Buenos Aires
57.850% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	1,400,286	8,516
63.194% due 05/31/2022 •(a)		2,330	14
Republic of South Africa Government International Bond
4.850% due 09/30/2029		$6,600	6,585

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

5.750% due 09/30/2049		6,600	6,576
Turkey Government International Bond
3.250% due 06/14/2025	EUR	600	630
4.625% due 03/31/2025 (m)		9,200	10,311
5.200% due 02/16/2026 (m)		3,200	3,645
7.625% due 04/26/2029 (m)		$10,300	10,970
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		1,330	150
8.250% due 10/13/2024 ^(e)		188	21
9.250% due 09/15/2027 ^(e)		1,654	186
Total Sovereign Issues (Cost $268,652)			145,567

		SHARES

COMMON STOCKS 1.8%

COMMUNICATION SERVICES 0.3%

Clear Channel Outdoor Holdings, Inc. (f)		2,994,420	7,546
iHeartMedia, Inc.		2,228	33
iHeartMedia, Inc. ‘A’ (f)		165,846	2,488
			10,067
CONSUMER DISCRETIONARY 0.8%

Caesars Entertainment Corp. (f)		2,222,152	25,910

ENERGY 0.2%

Dommo Energia S.A. «(f)(k)		4,547,775	4,791
Dommo Energia S.A. SP - ADR «(f)		8,580	115
Forbes Energy Services Ltd. (f)(k)		152,625	91
			4,997
INDUSTRIALS 0.1%

Westmoreland Mining Holdings LLC «(k)		240,452	3,006

UTILITIES 0.4%

Eneva S.A. (f)(k)		32,781	242
Eneva S.A. (k)		105,612	780
TexGen Power LLC «		285,522	12,563
			13,585
Total Common Stocks (Cost $71,437)			57,565

WARRANTS 0.7%

COMMUNICATION SERVICES 0.5%

iHeartMedia, Inc.		1,080,118	16,202

INDUSTRIALS 0.2%
Sequa Corp. - Exp. 04/28/2024 «		2,530,304	4,022
Total Warrants (Cost $23,162)			20,224

PREFERRED SECURITIES 3.8%

BANKING & FINANCE 1.8%

Nationwide Building Society 10.250% ~		285,475	55,108
OCP CLO Ltd. 0.000% due 04/26/2028 (h)		2,600	2,108
			57,216
INDUSTRIALS 2.0%

Sequa Corp. (12.000% PIK) 12.000% «(d)		57,245	63,353
Total Preferred Securities (Cost $103,660)			120,569

REAL ESTATE INVESTMENT TRUSTS 1.9%

REAL ESTATE 1.9%

VICI Properties, Inc.		2,572,665	58,271

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

Total Real Estate Investment Trusts (Cost $37,244)			58,271

SHORT-TERM INSTRUMENTS 6.7%

REPURCHASE AGREEMENTS (l) 6.1%			193,400

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%

(11.305)% due 04/28/2020 - 08/27/2020 (g)(h)	ARS	217,892	2,662

U.S. TREASURY BILLS 0.5%

1.922% due 10/22/2019 - 12/26/2019 (g)(h)(o)(q)		$14,578	14,540
Total Short-Term Instruments (Cost $214,918)			210,602
Total Investments in Securities (Cost $5,713,534)			5,771,564

		SHARES

INVESTMENTS IN AFFILIATES 0.2%

COMMON STOCKS 0.2%

AFFILIATED INVESTMENTS 0.2%
Sierra Hamilton Holder LLC «(k)		30,136,800	5,666
Total Common Stocks (Cost $7,639)			5,666
Total Investments in Affiliates (Cost $7,639)			5,666
Total Investments 183.5% (Cost $5,721,173)			$5,777,230
Total Investments 183.5% (Cost $5,721,173)			$5,777,230
Financial Derivative Instruments (n)(p) 0.0%(Cost or Premiums, net $14,799)			2,276
Other Assets and Liabilities, net (83.5)%			(2,630,306)
Net Assets 100.0%			$3,149,200

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$1,183	$4,791	0.15%
Eneva S.A.	12/21/2017	141	242	0.01
Eneva S.A.	03/25/2019	503	780	0.02
Forbes Energy Services Ltd.	02/27/2019 - 03/11/2014	7,380	91	0.00
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	23,200	24,945	0.79
Preylock Reitman Santa Cruz Mezz LLC TBD% due 11/09/2022	04/09/2018	31,560	31,745	1.01
Sierra Hamilton Holder LLC	07/31/2017	7,639	5,666	0.18
Theatre Hospitals PLC 4.190% due 12/15/2024	12/17/2018	24	0	0.00
Westmoreland Mining Holdings LLC	12/08/2014	7,007	3,006	0.10
		$78,637	$71,266	2.26%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
NOM	2.250%	09/30/2019	10/01/2019	$67,800	U.S. Treasury Bonds 3.625% due 08/15/2043	$(69,548)	$67,800	$67,804
	2.400	09/30/2019	10/01/2019	6,200	U.S. Treasury Bonds 3.000% due 11/15/2045	(6,364)	6,200	6,200
RDR	2.250	09/30/2019	10/01/2019	119,400	U.S. Treasury Notes 2.250% - 3.000% due 10/31/2025 - 08/15/2027	(122,071)	119,400	119,408
Total Repurchase Agreements						$(197,983)	$193,400	$193,412

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	1.800%	09/24/2019	TBD(3)	$(480)	$(480)
BNY	2.900	09/10/2019	10/10/2019	(45,207)	(45,283)
	2.900	09/23/2019	10/23/2019	(40,595)	(40,621)
	2.952	09/06/2019	12/06/2019	(49,904)	(50,006)
	2.962	09/06/2019	12/06/2019	(4,721)	(4,731)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

	2.998	08/22/2019	11/22/2019		(29,673)	(29,772)
	2.998	08/23/2019	11/22/2019		(6,503)	(6,524)
	3.008	08/14/2019	11/14/2019		(56,162)	(56,387)
	3.056	08/12/2019	10/11/2019		(24,825)	(24,930)
	3.090	08/05/2019	11/05/2019		(44,755)	(44,974)
BOS	2.599	09/10/2019	10/11/2019		(2,742)	(2,746)
	2.680	09/03/2019	12/03/2019		(1,591)	(1,594)
	2.749	09/10/2019	10/11/2019		(2,738)	(2,742)
	3.163	08/12/2019	10/11/2019		(20,950)	(21,042)
BPS	(0.270)	09/26/2019	12/02/2019	EUR	(9,966)	(10,862)
	(0.260)	09/06/2019	10/07/2019		(1,471)	(1,603)
	(0.180)	08/14/2019	11/14/2019		(3,465)	(3,775)
	(0.150)	09/04/2019	12/04/2019		(3,469)	(3,781)
	1.000	07/08/2019	10/08/2019	GBP	(10,899)	(13,432)
	1.050	07/08/2019	10/08/2019		(4,962)	(6,116)
	2.640	09/19/2019	10/17/2019		$(12,690)	(12,701)
	2.660	09/06/2019	10/07/2019		(4,944)	(4,953)
	2.740	08/13/2019	11/13/2019		(13,141)	(13,190)
	2.940	08/09/2019	11/07/2019		(5,289)	(5,312)
	3.100	08/21/2019	11/21/2019		(43,211)	(43,364)
	3.100	08/22/2019	11/22/2019		(6,936)	(6,960)
	3.127	03/05/2019	03/05/2020		(22,261)	(22,317)
	3.160	08/14/2019	11/14/2019		(4,950)	(4,971)
	3.170	08/13/2019	11/13/2019		(21,222)	(21,314)
	3.418	11/16/2018	TBD(3)		(58,554)	(58,836)
BRC	2.100	09/23/2019	TBD(3)		(7,706)	(7,710)
	2.750	08/20/2019	10/11/2019		(2,211)	(2,218)
	2.750	09/23/2019	TBD(3)		(1,794)	(1,795)
	3.100	06/27/2019	12/27/2019		(30,075)	(30,349)
	3.106	08/12/2019	10/10/2019		(2,779)	(2,791)
	3.106	08/20/2019	10/11/2019		(4,784)	(4,801)
	3.152	08/21/2019	11/21/2019		(5,201)	(5,220)
	3.168	08/16/2019	11/15/2019		(39,767)	(39,928)
	3.239	08/05/2019	11/05/2019		(19,577)	(19,677)
	3.259	07/22/2019	10/22/2019		(6,069)	(6,108)
	3.283	07/23/2019	10/23/2019		(3,092)	(3,112)
	3.287	08/02/2019	11/01/2019		(8,868)	(8,917)
CFR	(0.200)	09/17/2019	12/13/2019	EUR	(990)	(1,078)
	0.900	09/18/2019	12/13/2019	GBP	(2,034)	(2,502)
DBL	2.877	09/05/2019	03/05/2020		$(4,274)	(4,283)
	2.959	08/12/2019	02/07/2020		(27,697)	(27,811)
	3.006	01/31/2019	01/31/2020		(21,404)	(21,515)
FOB	2.420	09/20/2019	10/10/2019		(19,744)	(19,759)
GLM	0.500	08/13/2019	02/13/2020	EUR	(13,796)	(15,048)
	3.074	08/19/2019	11/19/2019		$(27,485)	(27,586)
	3.108	08/15/2019	11/13/2019		(6,355)	(6,381)
	3.238	09/03/2019	12/03/2019		(12,838)	(12,870)
IND	2.870	08/20/2019	11/20/2019		(5,081)	(5,098)
JML	(0.400)	08/16/2019	11/15/2019	EUR	(333)	(363)
	(0.400)	09/16/2019	12/16/2019		(2,794)	(3,045)
	(0.350)	09/27/2019	10/28/2019		(3,546)	(3,865)
	(0.320)	07/23/2019	10/22/2019		(864)	(941)
	(0.300)	08/12/2019	10/22/2019		(460)	(501)
	(0.300)	08/16/2019	11/15/2019		(1,247)	(1,358)
	(0.300)	09/03/2019	12/03/2019		(13,294)	(14,486)
	(0.250)	07/29/2019	10/28/2019		(516)	(562)
	(0.250)	08/12/2019	11/12/2019		(3,807)	(4,148)
	(0.250)	09/20/2019	10/04/2019		(2,237)	(2,438)
	(0.200)	09/04/2019	12/04/2019		(2,001)	(2,181)
	(0.150)	10/22/2018	TBD(3)		(1,148)	(1,249)
	0.250	09/23/2019	12/20/2019		(8,353)	(9,105)
	0.382	08/27/2019	11/27/2019		(3,330)	(3,631)
	0.850	08/16/2019	11/15/2019	GBP	(371)	(456)
	0.900	07/24/2019	10/23/2019		(34,216)	(42,142)
	0.900	08/12/2019	11/12/2019		(2,268)	(2,792)
	0.900	08/16/2019	11/15/2019		(8,328)	(10,251)
	0.900	08/27/2019	11/27/2019		(9,824)	(12,090)
	0.900	09/27/2019	10/28/2019		(5,793)	(7,123)
	0.950	07/08/2019	10/07/2019		(10,133)	(12,486)
	0.950	07/23/2019	10/22/2019		(199)	(246)
	0.950	07/24/2019	10/23/2019		(11,302)	(13,922)
	0.950	08/12/2019	10/23/2019		(4,631)	(5,703)
	0.950	09/03/2019	12/03/2019		(32,505)	(39,997)
	0.950	09/04/2019	12/04/2019		(58,208)	(71,620)
	0.950	09/18/2019	12/18/2019		(3,116)	(3,832)
	1.130	09/23/2019	12/20/2019		(8,562)	(10,530)
	2.300	09/23/2019	10/03/2019		$(18,465)	(18,475)
	2.400	09/23/2019	10/03/2019		(794)	(794)
	2.450	09/20/2019	10/23/2019		(3,717)	(3,720)
MBC	2.850	09/10/2019	10/10/2019		(11,570)	(11,589)
	2.940	09/09/2019	10/09/2019		(9,117)	(9,133)
	2.950	08/22/2019	11/22/2019		(25,817)	(25,902)
	2.950	09/10/2019	10/10/2019		(8,119)	(8,133)
MEI	0.000	08/15/2019	10/24/2019	EUR	(21,265)	(23,178)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

	2.570	09/30/2019	10/30/2019		$(9,652)	(9,653)
MSB	3.377	06/05/2019	06/05/2020		(18,680)	(18,730)
	3.556	04/26/2019	04/27/2020		(20,426)	(20,555)
	3.559	10/23/2018	10/23/2019		(52,189)	(52,550)
	3.632	10/03/2018	10/03/2019		(2,126)	(2,205)
	3.687	03/20/2019	03/20/2020		(20,257)	(20,280)
MZF	3.000	09/23/2019	10/23/2019		(18,666)	(18,678)
	3.100	08/21/2019	11/21/2019		(6,048)	(6,069)
	3.135	08/08/2019	11/06/2019		(24,358)	(24,473)
	3.290	07/11/2019	10/11/2019		(15,894)	(16,013)
NOM	2.000	09/23/2019	TBD(3)		(869)	(869)
	2.600	09/23/2019	TBD(3)		(4,145)	(4,147)
	2.600	09/26/2019	10/07/2019		(4,082)	(4,083)
	2.630	09/13/2019	10/16/2019		(30,104)	(30,144)
	2.630	10/01/2019	10/16/2019		(1,809)	(1,809)
	2.640	09/03/2019	10/04/2019		(6,581)	(6,595)
	2.650	09/05/2019	10/07/2019		(390)	(391)
	2.650	09/13/2019	10/16/2019		(2,078)	(2,081)
	2.650	09/16/2019	10/16/2019		(5,828)	(5,834)
	2.690	09/03/2019	10/04/2019		(8,074)	(8,091)
	2.690	09/10/2019	10/04/2019		(4,227)	(4,234)
	2.700	08/21/2019	10/09/2019		(5,312)	(5,328)
	2.700	09/13/2019	10/16/2019		(4,373)	(4,379)
RBC	3.100	08/20/2019	10/17/2019		(21,410)	(21,487)
	3.206	08/12/2019	10/08/2019		(23,434)	(23,538)
RCE	1.718	08/19/2019	11/19/2019	GBP	(2,054)	(2,531)
RCY	2.700	09/10/2019	12/10/2019		$(385)	(386)
RDR	2.410	08/12/2019	10/11/2019		(252)	(253)
	2.510	08/02/2019	10/23/2019		(1,056)	(1,060)
	2.510	08/06/2019	10/23/2019		(379)	(381)
RTA	2.467	09/09/2019	10/15/2019		(4,831)	(4,838)
	2.482	09/05/2019	10/08/2019		(11,162)	(11,182)
	2.505	09/03/2019	10/04/2019		(8,249)	(8,265)
	2.527	09/06/2019	12/06/2019		(1,686)	(1,689)
	2.581	08/20/2019	10/15/2019		(9,034)	(9,061)
	2.581	08/20/2019	10/18/2019		(3,011)	(3,020)
	2.581	09/09/2019	10/15/2019		(11,682)	(11,700)
	2.581	09/23/2019	10/15/2019		(379)	(379)
	2.581	09/26/2019	10/15/2019		(6,226)	(6,228)
	2.581	10/01/2019	10/15/2019		(11,112)	(11,112)
	2.604	08/14/2019	10/11/2019		(27,385)	(27,480)
	2.681	07/26/2019	10/28/2019		(16,531)	(16,614)
	2.684	07/22/2019	10/22/2019		(1,522)	(1,530)
	2.708	07/24/2019	10/24/2019		(11,944)	(12,006)
	2.712	08/02/2019	11/01/2019		(7,308)	(7,341)
	2.712	09/25/2019	11/01/2019		(1,004)	(1,004)
	3.019	09/16/2019	10/16/2019		(19,457)	(19,481)
	3.063	09/25/2019	03/25/2020		(8,346)	(8,350)
	3.100	08/21/2019	11/21/2019		(8,247)	(8,276)
	3.124	09/12/2019	11/12/2019		(2,743)	(2,748)
	3.135	08/08/2019	11/06/2019		(1,436)	(1,443)
	3.189	08/06/2019	11/06/2019		(7,428)	(7,465)
	3.189	08/07/2019	11/07/2019		(6,545)	(6,577)
	3.206	07/31/2019	10/31/2019		(6,491)	(6,527)
	3.217	07/25/2019	10/25/2019		(12,254)	(12,328)
	3.253	07/16/2019	10/16/2019		(6,155)	(6,198)
	3.340	07/11/2019	10/11/2019		(7,663)	(7,721)
	3.956	11/23/2018	10/31/2019		(11,096)	(11,172)
	3.956	07/30/2019	10/31/2019		(2,479)	(2,496)
SBI	0.750	09/23/2019	TBD(3)		(1,027)	(1,027)
	3.176	08/12/2019	11/12/2019		(31,884)	(32,025)
	3.233	07/23/2019	10/23/2019		(55,137)	(55,484)
	3.252	09/09/2019	12/09/2019		(4,355)	(4,364)
SOG	2.470	09/10/2019	10/10/2019		(775)	(776)
	2.550	09/09/2019	11/08/2019		(9,515)	(9,530)
	2.550	09/11/2019	11/08/2019		(8,438)	(8,450)
	2.550	09/30/2019	11/08/2019		(4,505)	(4,505)
	2.600	09/13/2019	10/16/2019		(4,496)	(4,502)
	2.650	08/22/2019	11/22/2019		(8,213)	(8,237)
	2.650	08/23/2019	11/21/2019		(9,666)	(9,694)
	2.650	08/28/2019	11/27/2019		(27,556)	(27,625)
	2.650	09/30/2019	11/26/2019		(18,565)	(18,566)
	2.660	08/20/2019	10/18/2019		(1,596)	(1,601)
	2.690	08/21/2019	11/21/2019		(12,329)	(12,367)
	2.690	09/23/2019	11/21/2019		(4,163)	(4,166)
	3.027	09/13/2019	12/13/2019		(19,636)	(19,666)
	3.088	09/10/2019	12/10/2019		(33,940)	(34,001)
	3.100	08/22/2019	11/22/2019		(11,213)	(11,252)
	3.125	08/14/2019	11/14/2019		(45,937)	(46,128)
	3.233	07/23/2019	10/23/2019		(19,935)	(20,060)
	3.237	08/05/2019	11/05/2019		(34,705)	(34,883)
	3.290	07/10/2019	10/10/2019		(19,916)	(20,067)
UBS	(0.200)	09/16/2019	12/16/2019	EUR	(10,817)	(11,790)
	0.269	09/05/2019	11/28/2019		(3,647)	(3,976)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

	0.380	08/05/2019	11/05/2019		(15,018)	(16,378)
	0.950	08/28/2019	11/28/2019	GBP	(1,142)	(1,406)
	0.970	09/10/2019	10/10/2019		(8,061)	(9,917)
	1.050	08/07/2019	11/07/2019		(3,024)	(3,724)
	1.583	07/29/2019	10/29/2019		(26,712)	(32,935)
	1.625	07/15/2019	10/15/2019		(30,151)	(37,200)
	2.400	09/04/2019	12/04/2019		$(909)	(911)
	2.488	09/11/2019	10/15/2019		(35,146)	(35,195)
	2.500	09/23/2019	TBD(3)		(76,060)	(76,102)
	2.507	09/18/2019	10/18/2019		(14,514)	(14,527)
	2.516	09/04/2019	10/07/2019		(3,979)	(3,987)
	2.516	09/09/2019	10/07/2019		(340)	(341)
	2.516	09/24/2019	10/07/2019		(163)	(163)
	2.559	09/09/2019	11/08/2019		(6,420)	(6,430)
	2.560	09/06/2019	12/06/2019		(4,526)	(4,534)
	2.576	09/05/2019	12/06/2019		(6,913)	(6,926)
	2.590	09/10/2019	12/10/2019		(18,514)	(18,542)
	2.600	08/22/2019	11/22/2019		(6,894)	(6,914)
	2.606	08/22/2019	10/16/2019		(29,417)	(29,502)
	2.610	08/20/2019	10/09/2019		(5,044)	(5,059)
	2.616	09/05/2019	10/07/2019		(5,176)	(5,186)
	2.630	08/13/2019	11/13/2019		(39,946)	(40,089)
	2.637	08/07/2019	11/07/2019		(13,866)	(13,922)
	2.638	09/11/2019	10/15/2019		(3,390)	(3,395)
	2.650	09/05/2019	10/07/2019		(3,915)	(3,923)
	2.660	08/20/2019	10/09/2019		(581)	(583)
	2.676	09/05/2019	12/06/2019		(2,466)	(2,471)
	2.690	08/06/2019	11/06/2019		(18,693)	(18,771)
	2.690	09/10/2019	11/06/2019		(289)	(289)
	2.690	09/10/2019	12/10/2019		(2,919)	(2,924)
	2.700	08/22/2019	11/22/2019		(707)	(709)
	2.710	07/22/2019	10/22/2019		(7,717)	(7,758)
	2.726	09/05/2019	12/06/2019		(1,739)	(1,742)
	2.730	08/13/2019	11/13/2019		(5,717)	(5,738)
	2.740	08/02/2019	11/01/2019		(1,547)	(1,554)
	2.750	07/18/2019	10/18/2019		(7,547)	(7,590)
	2.750	08/22/2019	11/22/2019		(1,264)	(1,268)
	2.760	07/22/2019	10/22/2019		(1,499)	(1,507)
	2.760	08/20/2019	10/09/2019		(268)	(269)
	2.790	08/02/2019	11/01/2019		(3,305)	(3,320)
	2.790	08/06/2019	11/06/2019		(1,591)	(1,598)
	2.800	07/18/2019	10/18/2019		(16,063)	(16,157)
	2.810	09/04/2019	10/22/2019		(2,813)	(2,819)
	2.830	07/24/2019	10/24/2019		(4,760)	(4,786)
	2.840	08/06/2019	11/06/2019		(20,170)	(20,259)
	2.850	07/18/2019	10/18/2019		(2,858)	(2,875)
	2.988	09/11/2019	10/15/2019		(9,027)	(9,042)
	3.090	09/19/2019	01/21/2020		(10,702)	(10,713)
	3.130	08/13/2019	11/13/2019		(7,218)	(7,249)
	3.230	07/24/2019	10/24/2019		(29,759)	(29,943)
	3.330	07/24/2019	10/24/2019		(11,795)	(11,870)
Total Reverse Repurchase Agreements						$(2,730,675)

(m)	Securities with an aggregate market value of $3,359,768 and cash of $4,486 have been pledged as collateral under the terms of master agreements as of September 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(2,684,070) at a weighted average interest rate of 2.725%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	4.513%	$6,300	$(13)	$148	$135	$13	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	4.859	1,600	(1)	13	12	6	0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	175.493	31,430	(1,130)	(14,490)	(15,620)	0	(405)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	118.924	2,800	(378)	(1,100)	(1,478)	0	(8)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	0.850	13,300	249	975	1,224	0	(6)
						$(1,273)	$(14,454)	$(15,727)	$19	$(419)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month CAD-Bank Bill	3.300%	Semi-Annual	06/19/2024	CAD	102,200	$4,746	$1,027	$5,773	$0	$(42)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		46,900	(1,672)	(10,074)	(11,746)	93	0
Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023		$2,200	(8)	54	46	0	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		164,300	3,084	(826)	2,258	0	(36)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		464,100	11,168	(1,962)	9,206	0	(121)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		245,900	(17,834)	18,143	309	0	(75)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		64,900	1,045	4,227	5,272	0	(35)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		155,300	12,327	9,059	21,386	0	(41)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2038		171,300	575	(39,391)	(38,816)	0	(103)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	41,800	1,036	3,173	4,209	0	(61)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029	EUR	5,500	(109)	(284)	(393)	6	0
Receive(5)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		69,700	1,276	(1,019)	257	84	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,000	111	(125)	(14)	26	0
Receive(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	225,275	1,302	(4,333)	(3,031)	0	(924)
Receive(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		29,500	619	(1,135)	(516)	83	0
							$17,666	$(23,466)	$(5,800)	$292	$(1,438)
Total Swap Agreements							$16,393	$(37,920)	$(21,527)	$311	$(1,857)

(o)	Securities with an aggregate market value of $10,195 and cash of $55,493 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019		$1,411	EUR	1,278	$0	$(18)
	10/2019		9,071	GBP	7,362	0	(19)
	11/2019	GBP	7,362		$9,084	19	0
	11/2019		$25,141	EUR	22,955	0	(59)
BPS	10/2019		8,778		7,966	0	(96)
	10/2019		1,041	GBP	835	0	(15)
	11/2019	NZD	65		$42	1	0
	11/2019		$3,919	EUR	3,579	0	(8)
	12/2019	PEN	17,655		$5,227	3	0
BRC	10/2019		$95,420	EUR	87,269	0	(301)
	10/2019		3,414	GBP	2,740	0	(45)
	10/2019		31,721	MXN	621,299	0	(275)
	11/2019	EUR	87,269		$95,653	297	0
CBK	10/2019	CAD	1,296		978	0	0
	10/2019	EUR	1,299		1,431	15	0
	10/2019	GBP	377,508		460,894	133	(3,403)
	10/2019		$1,317	CAD	1,731	0	(10)
	10/2019		5,230	EUR	4,745	0	(58)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

	10/2019		4,266	GBP	3,430	0	(49)
	12/2019		45,851	RUB	3,108,598	1,607	0
DUB	10/2019	BRL	25,891		$6,221	0	(10)
	10/2019		$6,217	BRL	25,891	14	0
GLM	10/2019	EUR	5,719		$6,308	75	0
	10/2019	GBP	4,108		5,078	27	0
	12/2019	ARS	1,446,602		25,002	5,181	0
HUS	10/2019	CAD	9,414		$7,080	0	(25)
	10/2019		$1,714	ARS	112,611	56	(2)
	10/2019		6,774	CAD	8,979	4	0
	11/2019	CAD	8,979		$6,777	0	(4)
	02/2020		$5,124	ARS	367,671	0	(651)
JPM	10/2019	MXN	621,299		$32,258	812	0
	10/2019		$7,096	GBP	5,831	81	(7)
	01/2020		31,713	MXN	621,299	0	(770)
MYI	10/2019		444,240	GBP	361,418	141	0
	11/2019	GBP	361,418		$444,801	0	(177)
SCX	10/2019	BRL	25,891		6,217	0	(14)
	10/2019	EUR	94,240		104,584	1,867	0
	10/2019		$6,256	BRL	25,891	0	(25)
	11/2019	BRL	25,891		$6,244	27	0
UAG	11/2019	EUR	18,080		19,761	6	0
Total Forward Foreign Currency Contracts						$10,366	$(6,041)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$7,071	$(1,592)	$1,080	$0	$(512)
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	12/20/2019	$700	$(2)	$11	$9	$0
Total Swap Agreements								$(1,594)	$1,091	$9	$(512)

(q)	Securities with an aggregate market value of $3,293 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$21,745	$369,528	$41,746	$433,019
Corporate Bonds & Notes
Banking & Finance	0	533,823	33,555	567,378
Industrials	0	621,815	3,688	625,503
Utilities	0	208,890	0	208,890
Convertible Bonds & Notes
Industrials	0	5,021	0	5,021
Utilities	0	32	0	32
Municipal Bonds & Notes
Illinois	0	2,431	0	2,431
Iowa	0	1,107	0	1,107
New Jersey	0	0	6,125	6,125
Texas	0	101	0	101
Virginia	0	91	0	91
West Virginia	0	29,156	0	29,156
U.S. Government Agencies	0	123,340	0	123,340
Non-Agency Mortgage-Backed Securities	0	1,303,739	0	1,303,739
Asset-Backed Securities	0	1,780,295	72,538	1,852,833
Sovereign Issues	0	145,567	0	145,567
Common Stocks
Communication Services	10,034	33	0	10,067
Consumer Discretionary	25,910	0	0	25,910
Energy	91	0	4,906	4,997
Industrials	0	0	3,006	3,006
Utilities	1,022	0	12,563	13,585
Warrants
Communication Services	0	16,202	0	16,202
Industrials	0	0	4,022	4,022
Preferred Securities
Banking & Finance	0	57,216	0	57,216
Industrials	0	0	63,353	63,353
Real Estate Investment Trusts
Real Estate	58,271	0	0	58,271
Short-Term Instruments
Repurchase Agreements	0	193,400	0	193,400
Argentina Treasury Bills	0	2,662	0	2,662
U.S. Treasury Bills	0	14,540	0	14,540

	$117,073	$5,408,989	$245,502	$5,771,564
Investments in Affiliates, at Value
Common Stocks
Industrials	0	0	5,666	5,666

Total Investments	$117,073	$5,408,989	$251,168	$5,777,230

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	311	0	311
Over the counter	0	10,375	0	10,375

	$0	$10,686	$0	$10,686
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,857)	0	(1,857)
Over the counter	0	(6,553)	0	(6,553)

	$0	$(8,410)	$0	$(8,410)

Total Financial Derivative Instruments	$0	$2,276	$0	$2,276

Totals	$117,073	$5,411,265	$251,168	$5,779,506

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2019:

Category and Subcategory	Beginning Balance at 06/30/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2019(1)
Investments in Securities, at Value
Loan Participations and Assignments	$85,100	$3,560	$(1,395)	$(90)	$2	$(5,208)	$0	$(40,223)	$41,746	$21
Corporate Bonds & Notes
Banking & Finance	32,866	0	(343)	(20)	(4)	1,056	0	0	33,555	1,051
Industrials	3,578	0	0	0	0	110	0	0	3,688	110
Municipal Bonds & Notes
New Jersey	6,138	0	(50)	(1)	0	38	0	0	6,125	37

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)	September 30, 2019 (Unaudited)

Non-Agency Mortgage-Backed Securities	0	0	(3)	0	3	0	0	0	0	0
Asset-Backed Securities	65,981	0	0	0	0	(1,985)	8,542	0	72,538	(1,985)
Common Stocks
Energy	3,307	0	0	0	0	1,599	0	0	4,906	1,599
Industrials	3,486	0	0	0	0	(480)	0	0	3,006	(480)
Utilities	11,207	0	0	0	0	1,356	0	0	12,563	1,356
Warrants
Industrials	2,982	0	0	0	0	1,040	0	0	4,022	1,040
Preferred Securities
Industrials	59,379	1,644	0	0	0	2,330	0	0	63,353	2,330
Totals	$274,024	$5,204	$(1,791)	$(111)	$1	$(144)	$8,542	$(40,223)	$245,502	$5,079
Investments in Affiliates, at Value
Common Stocks
Industrials	8,561	0	0	0	0	(2,895)	0	0	5,666	(2,895)
Totals	$282,585	$5,204	$(1,791)	$(111)	$1	$(3,039)	$8,542	$(40,223)	$251,168	$2,184

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$31,745	Discounted Cash Flow	Yield	6.940
	1,422	Other Valuation Techniques(2)	-	-
	1,241	Proxy Pricing	Base Price	88.497 - 100.897
	7,338	Third Party Vendor	Broker Quote	98.250 - 101.000
Corporate Bonds & Notes
Banking & Finance	8,610	Proxy Pricing	Base Price	99.625
	24,945	Reference Instrument	Option Adjusted Spread	603.426 bps
Industrials	3,688	Proxy Pricing	Base Price	107.500
Municipal Bonds & Notes
New Jersey	6,125	Proxy Pricing	Base Price	100.440
Non-Agency Mortgage-Backed Securities	0	Other Valuation Techniques(2)	-	-
Asset-Backed Securities	72,538	Proxy Pricing	Base Price	82.680 - 100,539.278
Common Stocks
Energy	115	Other Valuation Techniques(2)	-	-
	4,791	Reference Instrument	Liquidity Discount	27.000
Industrials	3,006	Other Valuation Techniques(2)	-	-
Utilities	12,563	Indicative Market Quotation	Broker Quote	$44.000
Warrants
Industrials	4,022	Other Valuation Techniques(2)	-	-
Preferred Securities
Industrials	63,353	Fundamental Valuation	Company Equity Value	$836,589,817.948
Total	$245,502
Investments in Affiliates, at Value
Common Stocks
Industrials	5,666	Other Valuation Techniques(2)	-	-
Total	$251,168

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

NOTES TO FINANCIAL STATEMENTS

1. BASIS FOR CONSOLIDATION

PCILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Credit and Mortgage Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Subsidiary was formed on March 7, 2013. PIMCO Dynamic Credit and Mortgage Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Credit and Mortgage Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. The net assets of the Subsidiary as of period end represented 1.0% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value.

NOTES TO FINANCIAL STATEMENTS (Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Affiliates

An affiliate includes any company in which the Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at September 30, 2019 (amounts in thousands†, except number of shares).

Security Name	Shares Held at 06/30/2019	Shares Purchased	Shares Sold	Shares Held at 09/30/2019	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income
Sierra Hamilton	30,136,800	0	0	30,136,800	$0	$(2,895)	$5,666	$0
Holder LLC

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BOS	Merrill Lynch, Pierce, Fenner & Smith, Inc.	HUS	HSBC Bank USA N.A.	RCE	Royal Bank of Canada Europe Limited
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets LLC
BNY	Bank of New York Mellon	JPM	JP Morgan Chase Bank N.A.	RTA	RBC (Barbados) Trading Bank Corp.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SBI	Citigroup Global Markets Ltd.
CFR	Credit Suisse Securities (Europe) Ltd.	MEI	Merrill Lynch International	SCX	Standard Chartered Bank
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale Paris
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FOB	Credit Suisse Securities (USA) LLC	MZF	Mizuho Securities USA	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	MXN	Mexican Peso	USD (or $)	United States Dollar
CAD	Canadian Dollar	NZD	New Zealand Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR
ARLLMONP	Argentina Blended Policy Rate	EUR003M	3 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CBO	Collateralized Bond Obligation	PIK	Payment-in-Kind
ADR	American Depositary Receipt	CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding